INVENTORIES	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
INVENTORIES
3	INVENTORIES

Inventories consisted of the following:

	At December 31,
	2014	2015

Raw materials	$8,104	$4,306
Work in progress	562	1,790
Finished goods	5,304	5,980
	$13,970	$12,076

Slow moving inventories amounting to $857, $6,160, and $2,160 were written down for the years ended December 31, 2013, 2014 and 2015, respectively.